Summary of Significant Accounting Policies - Schedule of Identifiable Intangible Assets Subject to Amortization (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Gross Carrying Amount		$ 0
Additions		12,100,000
Accumulated amortization	$ (2,777,496)	(1,105,000)
Net Book Value	$ 9,337,504	10,995,000	$ 0
Customer relationships [Member]
Summary of Significant Accounting Policies
Estimated useful lives, intangible assets	10 years
Additions	$ 2,115,000	2,100,000
Developed technology [Member]
Summary of Significant Accounting Policies
Estimated useful lives, intangible assets	5 years
Additions	$ 10,000,000	$ 10,000,000
Previously Reported [Member] | Customer relationships [Member]
Summary of Significant Accounting Policies
Estimated useful lives, intangible assets		10 years
Gross Carrying Amount		$ 0
Additions		2,100,000
Accumulated amortization		(105,000)
Net Book Value		$ 1,995,000
Previously Reported [Member] | Developed technology [Member]
Summary of Significant Accounting Policies
Estimated useful lives, intangible assets		5 years
Gross Carrying Amount		$ 0
Additions		10,000,000
Accumulated amortization		(1,000,000)
Net Book Value		$ 9,000,000